Level 4 Transactions With Related Party (Details) (USD $)	12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Co-venturer [Member]	Jun. 30, 2012 Co-venturer [Member]	Jun. 30, 2013 Co-venturer [Member]	Jun. 30, 2012 Co-venturer [Member]	Dec. 31, 2012 Co-venturer [Member]	Dec. 31, 2011 Co-venturer [Member]	Dec. 31, 2010 Co-venturer [Member]	Jul. 30, 2013 Subsequent Event [Member]	Jul. 22, 2013 Subsequent Event [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 19,772,000	$ 18,763,000	$ 25,259,000	$ 5,300,000	$ 4,500,000	$ 11,500,000	$ 9,400,000	$ 19,800,000	$ 18,800,000	$ 20,400,000
Fiber Costs from Related Parties				16,800,000	19,300,000	32,500,000	30,600,000	60,300,000	40,100,000	33,000,000
Common Stock Repurchase Agreement, Authorized Amount												100,000,000
Treasury Stock, Shares, Acquired											3,864,062
Treasury Stock, Value, Acquired, Cost Method											$ 100,000,000